                                   MUNICIPAL
                            MONEY MARKET [BAR LOGO]
                                      FUND

                     [Pictures of People Working & Playing]

          From Our Family to Yours: The Intelligent Creation of Wealth


                                 ANNUAL REPORT
                           and Investment Performance
                           Review for the Year Ended
                                August 31, 1999

                                [HERITAGE LOGO]

                                                                October 11, 1999

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the fiscal year ended August 31, 1999. After falling to 2.38% at the end of your Fund's semiannual reporting period in February 1999, the seven-day effective yield for your Fund increased to 2.64% as of the end of August 1999.

     In last year's annual report, we commented on the effects of the 1998 Asian financial crisis on the revenues and profits of many U.S. businesses. The Federal Reserve Board (the "Fed") had reduced short-term interest rates three times last fall in order to help our economic expansion continue. As a result of these rate cuts, interest rates on all short-term debt securities fell and your Fund's yield also declined. Recently, the Fed again has focused on controlling the rate of growth of the economy to help prevent the return of excessive inflation. As we mentioned in your Fund's semiannual report, the Fed deserves at least partial credit for the current U.S. economic expansion -- one that has been remarkable not just for its length, but for its consistent slow steady growth characterized by very little inflation. The recent actions of the Fed to boost short-term rates have been made in an effort to allow this expansion to continue at a moderate rate of growth. One positive result of these rate increases has been a rise in yields on short-term securities such as those in which your Fund invests.

     As we approach the end of this calendar year, you will continue to read and hear about possible Y2K problems. While we believe that the Fed has taken appropriate steps to provide sufficient liquidity in the marketplace, nonetheless we have continued to focus on only owning extremely high quality government and corporate debt securities. In fact, our current portfolio exceeds the standards necessary to retain our AAAm rating from Standard & Poor's Ratings Group.

     As a reminder, your Fund continues to offer many features that make it easy for you to use. These include free checking (including free checks and returned cancelled checks), various automated payment programs and daily sweeps to and from your brokerage accounts.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863 (FUND). On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust -- Municipal Money Market Fund.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          -------------------
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES--100.1%(A)(B)

ALABAMA--4.0%
$  3,800,000  Decatur, 3.35%(c)
               Pollution Control Revenue Bond
               Trico Steel Company, Series 97,
               AMT, 09/07/99
               LOC: Chase Manhattan Bank......   $ 3,800,000
   8,000,000  Decatur, 3.35%(c)
               Pollution Control Revenue Bond
               Trico Steel Company, Series 98,
               AMT, 09/07/99
               LOC: Chase Manhattan Bank......     8,000,000
  11,000,000  Decatur, 3.50%(c)
               Pollution Control Revenue Bond
               Trico Steel Company, Series 99,
               AMT, 09/07/99
               LOC: Chase Manhattan Bank......    11,000,000
   2,000,000  Tuscaloosa County, 3.30%(c)
               Pollution Control Revenue Bond
               Tuscaloosa Steel Project,
               Series 95,
               AMT, 09/07/99
               LOC: Bayerische Landesbank.....     2,000,000
                                                ------------
                                                  24,800,000
                                                ------------
ALASKA--0.9%
   5,385,000  Anchorage, GO, 4.00%
               Series 99, MBIA, 06/01/00......     5,416,379
                                                ------------
ARIZONA--2.1%
  12,850,000  Phoenix Civic Improvement
               Authority, 3.30%(c)
               Sub Excise Tax, Series 95, AMT
               09/07/99
               LOC: Hessische Landesbank......    12,850,000
                                                ------------
ARKANSAS--0.3%
   1,690,000  Arkansas Development Authority,
               3.00%
               Single Family Mortgage Revenue
               Bond
               Series 99C, 03/01/00
               GIC: Financial Guaranty
               Insurance
               Company........................     1,690,000
                                                ------------
CALIFORNIA--3.5%
  22,000,000  California Higher Education Loan
               Authority, 3.35%(c)
               Student Loan Revenue Bond
               Series 92E-1, AMT, 09/07/99
               LOC: Student Loan Marketing
               Association....................    22,000,000
                                                ------------
COLORADO--0.2%
   1,250,000  Boulder Colorado Urban Renewal
               Authority, 5.70%
               Tax Increment Revenue Bond
               Series 92, MBIA, 03/01/00......     1,266,480
                                                ------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
DELAWARE--2.2%
   1,700,000  Delaware Economic Development
               Authority, 3.37%(c)
               Pollution Control Revenue Bond
               Star Enterprise Project, Series
               97C,
               AMT, 09/07/99
               LOC: Canadian Imperial Bank of
               Commerce.......................     1,700,000
  12,000,000  Delaware Economic Development
               Authority, 3.35%(c)
               Pollution Control Revenue Bond
               Star Enterprise Project,
               Series 97A, AMT, 09/07/99
               LOC: Canadian Imperial Bank of
               Commerce.......................    12,000,000
                                                ------------
                                                  13,700,000
                                                ------------
DISTRICT OF COLUMBIA--1.8%
  11,000,000  District of Columbia Housing
               Finance
               Authority, 3.30%
               Single Family Mortgage Revenue
               Bond
               Series 99B, 06/15/00
               GIC: Caisse Des Depots.........    10,980,902
                                                ------------
FLORIDA--3.8%
  17,200,000  Florida Housing Finance
               Authority,
               3.30%(c)
               Multi Family Housing Revenue
               Bond
               Hampton Lakes Project, Series
               85U, 09/07/99
               LOC: Credit Suisse.............    17,200,000
   2,200,000  Hillsborough County, 3.35%(c)
               Industrial Development Revenue
               Bond
              Seaboard Tampa, AMT, 09/07/99
               LOC: First Union Bank of North
               Carolina.......................     2,200,000
   4,300,000  Inland Protection Finance
               Corporation, 4.50%
               Pollution Control Revenue Bond
               Series 98, FSA, 01/01/00.......     4,321,095
                                                ------------
                                                  23,721,095
                                                ------------
GEORGIA--1.0%
   6,000,000  Georgia Municipal Electrical
               Authority, 3.35%(c)
               Project One, Series 94-1,
               09/07/99
               LOC: ABN-AMRO..................     6,000,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
ILLINOIS--7.9%
$  3,000,000  Chicago, 3.35%(c)
               Airport Revenue Bond
               Centerpoint O'Hare, LP, Series
               97,
               AMT, 09/07/99
               LOC: First National Bank of
               Chicago........................   $ 3,000,000
   7,800,000  Chicago Industrial Development
               Authority, 3.37%(c)
               Industrial Development Revenue
               Bond
               Evans Food Products, Series 98,
               AMT, 09/07/99
               LOC: LaSalle National Trust....     7,800,000
   4,000,000  Chicago Housing Finance
               Authority,
               3.25%
               Single Family Mortgage Revenue
               Bond
               Series 99B, AMT, 04/01/00
               GIC: Trinity Funding...........     4,000,000
   1,265,000  Cook County, GO, 4.375%
               Series 93A, MBIA, 11/15/99.....     1,267,839
  10,000,000  Illinois Education Authority,
               3.20%(c)
               Cultural Pooled Finance Project
               Series 99, 09/07/99
               LOC: American National Bank of
               Chicago........................    10,000,000
   5,355,000  Illinois Education Facility
               Authority,
               3.20%(c)
               Cultural Pooled Finance Project
               Series 85, 09/07/99
               LOC: First National Bank of
               Chicago........................     5,355,000
   5,480,000  Illinois Housing Development
               Authority, 3.10%
               Single Family Mortgage Revenue
               Bond
               Series 98A-2, AMT, 01/20/00
               GIC: Westdeutsche Landesbank...     5,480,000
   2,250,000  Illinois Sports Facility
               Authority,
               4.00%
               Sports Facilities Revenue Bond
               Series 99A, MBIA, AMT,
               06/15/00.......................     2,261,213
   4,800,000  Illinois Student Assistance
               Authority,
               3.35%(c)
               Student Loan Revenue Bond
               Series 97A, AMT, 09/07/99
               LOC: First National Bank of
               Chicago........................     4,800,000

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   4,320,000  Lake County, 3.45%(c)
               Solid Waste Revenue Bond
               Countryside Landfill, Series
               96B,
               AMT, 09/07/99
               LOC: Morgan Guaranty Trust
               Company........................     4,320,000
   1,000,000  St. Clair County, 4.80%
               Airport Revenue Bond
               Airport Improvement, Series 93,
               AMT, FGIC, 10/01/99............     1,001,201
                                                ------------
                                                  49,285,253
                                                ------------
INDIANA--4.4%
   2,140,000  Crawfordsville, 3.45%(c)
               Industrial Development Revenue
               Bond
               Precision Plastics of Indiana,
               Series 92, 09/07/99
               LOC: Northern Trust Company....     2,140,000
   1,000,000  Elkhart County, 3.45%(c)
               Multi Family Housing Revenue
               Bond
               Crossroads Apartments Project,
               Series 98A, AMT, 09/07/99
               LOC: LaSalle National Trust,
               N.A............................     1,000,000
   2,950,000  Elkhart County, 3.50%(c)
               Multi Family Housing Revenue
               Bond
               Johnson St. Apartments Project,
               Series 98A, AMT, 09/07/99
               LOC: LaSalle National Trust,
               N.A............................     2,950,000
   2,050,000  Elkhart County, 3.50%(c)
               Multi Family Housing Revenue
               Bond
               West Plains Apartments Project,
               Series 98A, AMT, 09/07/99
               LOC: LaSalle National Trust,
               N.A............................     2,050,000
   9,075,000  Indiana Housing Finance
               Authority,
               3.30%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments, Series
               97M-A,
               AMT, 09/07/99
               LOC: Federal Home Loan Bank....     9,075,000
   4,725,000  North Vernon, 3.30%(c)
               Multi Family Housing Revenue
               Bond
               Oak Meadows Apartments Project,
               Series 95, AMT, 09/07/99
               LOC: Federal Home Loan Bank....     4,725,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  5,600,000  Westfield, 3.40%(c)
               Industrial Development Revenue
               Bond
               PL Porter Project, Series 89,
               AMT,
               09/07/99
               LOC: Bank of America...........  $  5,600,000
                                                ------------
                                                  27,540,000
                                                ------------
KANSAS--0.6%
   3,900,000  Shawnee Industrial Development
               Authority, 3.37%(c)
               Industrial Development Revenue
               Bond
               Thrall Enterprises, Series 94,
               AMT,
               09/07/99
               LOC: LaSalle National Trust,
               N.A............................     3,900,000
                                                ------------
KENTUCKY--0.6%
   4,000,000  Fulton, 3.30%(c)
               Health Facility Revenue Bond
               United Healthcare, Series 85,
               09/07/99
               LOC: First Union National
               Bank...........................     4,000,000
                                                ------------
LOUISIANA--4.2%
   2,500,000  Jefferson Parish Housing Finance
               Authority, 3.63%
               Single Family Mortgage Revenue
               Bond
               Series 98C-2, AMT, 09/01/99
               GIC: Westdeutsche Landesbank...     2,500,000
   2,000,000  Lincoln Parish, 3.30%(c)
               Solid Waste Revenue Bond
               Willamette Industries Project,
               Series 95, AMT, 09/07/99
               LOC: Deutsche Bank.............     2,000,000
  10,200,000  Lincoln Parish, 3.30%(c)
               Solid Waste Revenue Bond
               Willamette Industries Project,
               Series 96, AMT, 09/07/99
               LOC: Deutsche Bank.............    10,200,000
   8,800,000  Louisiana Housing Finance
               Authority, 3.35%
               Single Family Mortgage Revenue
               Bond
               Series 99C, AMT, 06/01/00
               GIC: Trinity Funding...........     8,790,525
   3,045,000  Louisiana Public Facility
               Authority,
               3.35%
               East Baton Rouge School Board,
               Series 98A, 10/25/99
               GIC: American International
               Group..........................     3,045,000
                                                ------------
                                                  26,535,525
                                                ------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
MARYLAND--3.5%
   1,025,000  Baltimore, GO, FGIC, 5.13%
               Series 97A, 10/15/99...........     1,027,013
  14,020,000  Frederick County, 3.30%(c)
               Health Facility Revenue Bond
               Buckinghams Choice, Series 97E,
               09/07/99
               LOC: LaSalle National Trust,
               N.A............................    14,020,000
   7,000,000  Maryland Health & Education
               Authority, 3.30%(c)
               Pooled Loan Program,
               Series 85A, 09/07/99
               LOC: First National Bank of
               Chicago........................     7,000,000
                                                ------------
                                                  22,047,013
                                                ------------
MASSACHUSETTS--0.2%
   1,135,000  Massachusetts Development
               Finance
               Authority, 3.50%
               Education Facility Bond
               Emerson College, Series 99A,
               AMBAC, 01/01/00................     1,136,845
                                                ------------
MICHIGAN--2.5%
   3,840,000  Michigan Housing Development
               Authority, 3.20%
               Single Family Mortgage Revenue
               Bond
               Series 99A, AMT, 09/07/99
               GIC: National Westminster......     3,840,000
   3,900,000  Michigan Strategic Fund,
               3.35%(c)
               Industrial Development Revenue
               Bond
               Pelzer Automotive Systems,
               Series 97, AMT, 09/07/99
               LOC: NBD Corporation...........     3,900,000
   7,900,000  Michigan Strategic Fund,
               3.30%(c)
               Industrial Development Revenue
               Bond
               Grayling General Project,
               Series 90, AMT, 09/07/99
               LOC: Barclays Bank.............     7,900,000
                                                ------------
                                                  15,640,000
                                                ------------
MINNESOTA--0.8%
   1,500,000  Bloomington Housing Finance
               Authority, 3.35%(c)
               Multi Family Housing Revenue
               Bond
               Crow/Bloomington Apartments,
               Series 93, 09/07/99
               LOC: Credit Suisse.............     1,500,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  3,500,000  St. Paul, 3.35%(c)
               Multi Family Housing Revenue
               Bond
               Kendrick Apartments, Series 97,
               AMT, 09/07/99
               LOC: First Bank Systems........   $ 3,500,000
                                                ------------
                                                   5,000,000
                                                ------------
MISSISSIPPI--0.9%
   5,500,000  Mississippi Business Finance
               Authority, 3.35%(c)
               Solid Waste Revenue Bond
               Choctaw Project, Series 98,
               AMT, 09/07/99
               LOC: Chase Manhattan Bank......     5,500,000
                                                ------------
MISSOURI--0.8%
   5,100,000  Missouri Higher Education,
               3.35%(c)
               Student Loan Revenue Bond
               Series 90A, AMT, 09/07/99
               LOC: National Westminster......     5,100,000
                                                ------------
NEBRASKA--2.2%
  13,500,000  Nebhelp Inc., 3.10%(c)
               Student Loan Program Bond
               Series 86C, AMT, 09/07/99
               LOC: Student Loan Marketing
               Association....................    13,500,000
                                                ------------
NEVADA--0.1%
     400,000  Washoe County, 3.10%(c)
               Industrial Development Revenue
               Bond
               Sierra Pacific Power
               Corporation,
               Series 90, 09/07/99
               LOC: Union Bank of
               Switzerland....................       400,000
                                                ------------
NEW HAMPSHIRE--2.1%
   2,000,000  New Hampshire Housing Finance
               Authority, 3.35%(c)
               Multi Family Housing Revenue
               Bond
               Countryside Ltd Project,
               Series 94, AMT, 09/07/99
               LOC: General Electric Credit
               Corporation....................     2,000,000
  11,000,000  New Hampshire Housing Finance
               Authority, 3.30%(c)
               Multi Family Housing Revenue
               Bond
               Pheasant Run Project,
               Series 95, AMT, 09/07/99
               LOC: General Electric Credit
               Corporation....................    11,000,000
                                                ------------
                                                  13,000,000
                                                ------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
NEW JERSEY--0.3%
   1,610,000  Hudson County, GO, 4.90%
               Series 96A, FGIC, 10/01/99.....     1,611,867
                                                ------------
OHIO--0.8%
   5,000,000  Ohio Water Development
               Authority,
               3.30%(c)
               Pollution Control Revenue Bond
               Duquesne Light Company,
               Series 89, AMT, 09/07/99
               LOC: First National Bank of
               Chicago........................     5,000,000
                                                ------------
OKLAHOMA--1.5%
   2,000,000  Oklahoma Development Finance
               Authority, 3.40%(c)
               Shawnee Funding Project,
               Series 96, AMT, 09/07/99
               LOC: Bank of Nova Scotia.......     2,000,000
   7,500,000  Optima Municipal Authority,
               3.40%(c)
               Industrial Development Revenue
               Bond
               Seaboard Project, Series 94,
               AMT, 09/07/99
               LOC: SunTrust Bank.............     7,500,000
                                                ------------
                                                   9,500,000
                                                ------------
OREGON--2.0%
   2,850,000  Oregon Housing Finance
               Authority,
               3.15%
               Single Family Mortgage Revenue
               Bond
               Series 98I, 12/02/99...........     2,850,000
   9,900,000  Port of Portland, 3.40%(c)
               Industrial Development Revenue
               Bond
               Portland Bulk Terminal,
               Series 96, AMT, 09/07/99
               LOC: Canadian Imperial Bank of
               Commerce.......................     9,900,000
                                                ------------
                                                  12,750,000
                                                ------------
PENNSYLVANIA--8.4%
  13,000,000  Elk County, 3.30%(c)
               Industrial Development Revenue
               Bond
               Willamette Project, Series 92,
               AMT, 09/07/99
               LOC: Deutsche Bank.............    13,000,000
  16,520,000  Montgomery County Higher
               Education, 3.40%(c)
               Student Loan Revenue Bond
               Series 96A, 09/07/99
               LOC: Dauphin Deposit Bank......    16,520,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  4,625,000  Pennsylvania Economic
               Development
               Authority, 3.25%
               Solid Waste Project Bond
               Series 98, AMT, 12/15/99
               GIC: Bayerische Landesbank.....   $ 4,625,000
  14,250,000  Pennsylvania, GO, 5.00%
               Series 99, MBIA, 06/01/00......    14,395,136
   4,160,000  Pittsburgh, 3.20%
               Single Family Mortgage Revenue
               Bond
               Urban Redevelopment,
               Series 98C, AMT, 12/01/99......     4,160,000
                                                ------------
                                                  52,700,136
                                                ------------
RHODE ISLAND--1.9%
   4,400,000  Rhode Island Higher Education,
               3.35%(c)
               Student Loan Revenue Bond
               Series 95-1, AMT, 09/07/99
               LOC: State Street Bank.........     4,400,000
   5,000,000  Rhode Island Higher Education,
               3.35%(c)
               Student Loan Revenue Bond
               Series 96J-2, AMT, 09/07/99
               LOC: State Street Bank.........     5,000,000
   2,600,000  Rhode Island Higher Education,
               3.35%(c)
               Student Loan Revenue Bond
               Series 96-3, AMT, 09/07/99
               LOC: State Street Bank.........     2,600,000
                                                ------------
                                                  12,000,000
                                                ------------
SOUTH CAROLINA--0.3%
   2,115,000  South Carolina Economic
               Development Authority, 3.35%(c)
               Industrial Development Revenue
               Bond
               Bennettsville Print, Series 95,
               09/07/99
               LOC: First Union National
               Bank...........................     2,115,000
                                                ------------
SOUTH DAKOTA--3.1%
   1,595,000  South Dakota Housing Development
               Authority, 3.50%(c)
               Single Family Mortgage Revenue
               Bond
               Series 97E, 09/07/99
               GIC: Westdeutsche Landesbank...     1,595,000
   7,000,000  South Dakota Housing Development
               Authority, 3.20%
               Single Family Mortgage Revenue
               Bond
               Series 99C, 04/07/00...........     7,000,000
   9,685,000  South Dakota Housing Development
               Authority, 3.45%
               Single Family Mortgage Revenue
               Bond
               Series 99F, AMT, 07/07/00......     9,685,000

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   1,000,000  Yankton, 3.35%(c)
               Industrial Development Revenue
               Bond
               Kolberg-Pioneer Project,
               Series 98, AMT, 09/07/99
               LOC: First National Bank of
               Chicago........................     1,000,000
                                                ------------
                                                  19,280,000
                                                ------------
TENNESSEE--10.4%
   1,000,000  Memphis, 6.75%
               Electric System Revenue Bond
               Series 91, 01/01/00............     1,017,700
  21,300,000  Memphis-Shelby County,
               3.30%(c)
               Airport System Revenue Bond
               Series 96B-2, AMT, 09/07/99
               LOC: First Union Bank of North
               Carolina.......................    21,300,000
   6,000,000  Oak Ridge Economic Development,
               3.30%(c)
               Industrial Development Revenue
               Bond
               Manufacturing Science Inc.
               Project, Series 89, 09/07/99
               LOC: ABN-AMRO..................     6,000,000
   4,925,000  Tennessee, GO, 5.00%
               Series 96B, 05/01/00...........     4,982,503
  13,900,000  Volunteer Student Funding,
               3.35%(c)
               Student Loan Revenue Bond
               Series 87A-1, AMT, 09/07/99
               LOC: Bank of America...........    13,900,000
   3,900,000  Volunteer Student Funding,
               3.35%(c)
               Student Loan Revenue Bond
               Series 87A-2, AMT, 09/07/99
               LOC: Bank of America...........     3,900,000
   3,000,000  Volunteer Student Funding,
               3.35%(c)
               Student Loan Revenue Bond
               Series 88A-1, AMT, 09/07/99
               LOC: State Street Bank and
               Trust..........................     3,000,000
   6,600,000  Volunteer Student Funding,
               3.35%(c)
               Student Loan Revenue Bond
               Series 88A-2, AMT, 09/07/99
               LOC: State Street Bank and
               Trust..........................     6,600,000
   4,300,000  Wilson County, 3.40%(c)
               Industrial Development Revenue
               Bond
               Briskin Manufacturing Company
               Project,
               Series 99, AMT, 09/07/99
               LOC: LaSalle National Trust,
               N.A............................     4,300,000
                                                ------------
                                                  65,000,203
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
TEXAS--4.9%
$  2,200,000  Austin, 3.30%(c)
               Airport System Revenue Notes
               Series 95A, AMT, 09/07/99
               LOC: Morgan Guaranty Trust
               Company........................   $ 2,200,000
   8,400,000  Brazos Higher Education,
               3.30%(c)
               Student Loan Revenue Bond
               Series B1, AMT, 09/07/99
               LOC: Student Loan Marketing
               Association....................     8,400,000
   7,600,000  Calhoun County, 3.35%(c)
               Port Facility Formosa Plastics,
               Series 94, AMT, 09/07/99
               LOC: Bank of America...........     7,600,000
   5,200,000  Galveston, 3.40%(c)
               Industrial Development Revenue
               Bond
               Mitchell Project, Series 93A,
               AMT, 09/07/99
               LOC: Bank One..................     5,200,000
   5,310,000  Lubbock 3.20%
               Single Family Mortgage Revenue
               Bond
               Series 99A, 05/05/00
               GIC: Bayerische Landesbank.....     5,310,000
   2,200,000  Mineral Wells, 3.30%(c)
               Industrial Development Revenue
               Bond
               Ameron International
               Corporation,
               Series 96, AMT, 09/07/99
               LOC: First National Bank of
               Chicago........................     2,200,000
                                                ------------
                                                  30,910,000
                                                ------------
UTAH--4.1%
  10,400,000  Salt Lake County, 3.47%(c)
               Solid Waste Revenue Bond
               Kennecott Copper Corporation,
               Series 95A, AMT, 09/07/99......    10,400,000
   1,100,000  Utah Board of Regents, 3.35%(c)
               Student Loan Revenue Bond
               Series 93A, AMT, 09/07/99
               LOC: Student Loan Marketing
               Association....................     1,100,000
  14,000,000  Utah Housing Finance Agency,
               3.35%(c)
               Single Family Mortgage Revenue
               Bond
               Series 99-2, 09/07/99
               GIC: Bayerische Landesbank.....    14,000,000
                                                ------------
                                                  25,500,000
                                                ------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
VERMONT--0.7%
   4,250,000  Vermont Housing Finance
               Authority
               Single Family Mortgage Revenue
               Bond, 3.15%
               Series 99-10C, AMT, 04/28/00
               GIC: National Westminster......     4,250,000
                                                ------------
VIRGINIA--5.0%
   4,050,000  Amelia County, 3.35%(c)
               Solid Waste Revenue Bond
               Chambers Waste Systems, Inc.,
               AMT, 09/07/99
               LOC: Morgan Guaranty Trust
               Company........................     4,050,000
   7,835,000  Fairfax County Development
               Authority, 3.35%(c)
               Fair Lakes D&K, LLP
               Series 96, AMT, 09/07/99
               LOC: First Union Bank of North
               Carolina.......................     7,835,000
   7,500,000  Richmond Redevelopment and
               Housing Authority, 3.45%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row, Series 89B-5,
               AMT, 09/07/99
               GIC: Bayerische Landesbank.....     7,500,000
   2,000,000  Richmond Redevelopment and
               Housing Authority, 3.45%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row, Series 89B-3,
               AMT, 09/07/99
               GIC: Bayerische Landesbank.....     2,000,000
  10,660,000  Richmond Redevelopment and
               Housing Authority, 3.45%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row, Series 89B-7,
               AMT, 09/07/99
               GIC: Bayerische Landesbank.....    10,660,000
                                                ------------
                                                  32,045,000
                                                ------------
WASHINGTON--4.8%
   6,800,000  Port of Port Angeles, 3.35%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 91, AMT, 09/07/99
               LOC: Bank of Nova Scotia.......     6,800,000
   5,000,000  Port of Port Angeles, 3.35%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 92, AMT, 09/07/99
               LOC: Bank of Nova Scotia.......     5,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                          -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  9,500,000  Port of Vancouver, 3.40%(c)
               Industrial Development Revenue
               Bond
               United Grain Corporation,
               Series 92, AMT, 09/07/99
               LOC: Bank of America...........   $ 9,500,000
   8,750,000  Washington Housing Finance
               Authority, 3.15%
               Single Family Mortgage Revenue
               Bond
               Series 99-2A-S, AMT, 05/01/00
               GIC: Trinity Funding...........     8,750,000
                                                ------------
                                                  30,050,000
                                                ------------
WEST VIRGINIA--0.2%
   1,500,000  Marion County 3.35%(c)
               Grant Town Cogen, Series 90,
               AMT, 09/07/99
               LOC: National Westminster......     1,500,000
                                                ------------
WISCONSIN--1.1%
   3,000,000  Ashland, 3.37%(c)
               Industrial Development Revenue
               Bond
               ABC Rail Products Corporation,
               Series 98, AMT, 09/07/99
               LOC: LaSalle National Trust,
               N.A............................     3,000,000
   2,400,000  Janesville, 3.37%(c)
               Industrial Development Revenue
               Bond
               Freedom Plastics Inc. Project,
               Series 95, AMT, 09/07/99
               LOC: LaSalle National Trust,
               N.A............................     2,400,000
   1,500,000  Wisconsin Health & Education
               Facility Authority, 4.50%
               Health Facility Revenue Bond
               Marshfield Clinic, Series 97,
               MBIA, 02/15/00.................     1,508,671
                                                ------------
                                                   6,908,671
                                                ------------
TOTAL INVESTMENTS
  (cost $626,130,369)(d), 100.1%(a)...........   626,130,369
OTHER ASSETS AND LIABILITIES, net,
  (0.1%)(a)...................................      (742,156)
                                                ------------
NET ASSETS, (net asset value, offering and
redemption price of $1.00 per share;
625,454,589 shares outstanding), consisting of
paid-in-capital net of accumulated net
realized loss of $66,376, 100%................  $625,388,213
                                                ============


------------------------
(a)  Percentages are based on net assets.
(b)  Earlier of the maturity date or the put date.
(c)  Variable rate notes are securities that generally are
     payable on demand within seven calendar days. Put
     bonds are securities that can be put back to the
     issuer or remarketer either at the option of the
     holder, at a specified date, or within a specified
     time period known at the time of purchase. For these
     securities, the demand period and the remaining period
     to put date, respectively, are used when calculating
     the weighted average maturity of the portfolio.
(d)  The aggregate identified cost for federal income tax
     purposes is the same.

AMBAC  --   American Municipal Bond Assurance Corporation
AMT    --   Securities subject to Alternative Minimum Tax
FGIC   --   Federal Guaranty Insurance Company
FSA    --   Financial Security Assurance
GIC    --   Credit enhancement provided by guaranteed
            investment contract with noted institution
GO     --   General Obligation
LOC    --   Credit enhancement provided by letter of
            credit issued by noted institution
MBIA   --   Municipal Bond Investors Assurance

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                      $ 19,463,931

Expenses (Notes 1 and 4):
  Management fee............................................   $  2,834,414
  Distribution fee..........................................        882,305
  State qualification expenses..............................        199,764
  Shareholder servicing fees................................        151,406
  Custodian/Fund accounting fees............................        106,689
  Reports to shareholders...................................         31,280
  Professional fees.........................................         30,337
  Federal registration fees.................................         15,042
  Trustees' fees and expenses...............................          9,941
  Insurance.................................................          9,164
  Other.....................................................          5,582
                                                               ------------
        Total expenses......................................                         4,275,924
                                                                                  ------------
Net investment income from operations.......................                      $ 15,188,007
                                                                                  ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEARS ENDED
                                                              ----------------------------------
                                                              AUGUST 31, 1999    AUGUST 31, 1998
                                                              ---------------    ---------------
Increase in net assets:
Operations:
  Net investment income.....................................   $ 15,188,007       $ 14,555,531
Distributions to shareholders from net investment income
  ($0.026 and $0.030 per share, respectively)...............    (15,188,007)       (14,555,531)
Increase in net assets from Fund share transactions (Note
  2)........................................................     60,840,805        145,475,144
                                                               ------------       ------------
  Increase in net assets....................................     60,840,805        145,475,144
  Net assets, beginning of year.............................    564,547,408        419,072,264
                                                               ------------       ------------
  Net assets, end of year...................................   $625,388,213       $564,547,408
                                                               ============       ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FOR THE YEARS ENDED AUGUST 31
                                                              ---------------------------------------------------
                                                               1999       1998       1997       1996       1995
                                                              -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF YEAR..........................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(a)...................................    0.026      0.030      0.030      0.030      0.030
LESS DISTRIBUTIONS:
 Dividends from net investment income.......................   (0.026)    (0.030)    (0.030)    (0.030)    (0.030)
                                                              -------    -------    -------    -------    -------
NET ASSET VALUE, END OF YEAR................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              =======    =======    =======    =======    =======
TOTAL RETURN(%).............................................     2.62       3.02       3.00       2.98       3.04
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA:
 Operating expenses, net(a).................................     0.73       0.74       0.75       0.77       0.77
 Net investment income......................................     2.58       2.98       2.96       2.94       3.05
 Net assets, end of year ($ millions).......................      625        565        419        326        283

---------------

(a) Excludes management fees waived by the Manager in the amount of less than $.001 per share for the year ended August 31, 1995. The operating expense ratio including such items would have been .79%. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%. No management fees were waived or recovered for the years ended August 31, 1998 and 1999.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as trustees' fees, insurance expense, etc., are allocated proportionately among the Heritage Funds.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the years ended August 31, 1999 and 1998 at a constant net asset value of $1.00 per share, were as follows:

                                                                               FOR THE YEARS ENDED
                                                                        ----------------------------------
                                                                        AUGUST 31, 1999    AUGUST 31, 1998
                                                                        ---------------    ---------------
        Shares sold.................................................     2,745,386,684      2,634,863,915
        Shares issued on reinvestment of distributions..............        14,881,842         15,359,564
        Shares redeemed.............................................    (2,699,427,721)    (2,504,748,335)
                                                                        --------------     --------------
          Net increase..............................................        60,840,805        145,475,144
        Shares outstanding:
          Beginning of year.........................................       564,613,784        419,138,640
                                                                        --------------     --------------
          End of year...............................................       625,454,589        564,613,784
                                                                        ==============     ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1999, purchases, sales and maturities of short-term investment securities aggregated $1,615,639,151, $1,470,805,000 and $98,030,000, respectively.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to the following management fee schedule: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of August 31, 1999 was $253,914. Pursuant to the current registration statement the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 1999. No fees were waived and no expenses were reimbursed for the fiscal year ending August 31, 1999.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the fiscal year ending August 31, 1999 the subadviser earned $444,111 for subadviser fees, which were paid by the Manager.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1999 was $26,600. In addition, the Manager performs Fund Accounting services for the Fund and charged $52,415 during the year, of which $8,900 was payable as of August 31, 1999.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1999 was $79,005. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1999, the Fund has net tax basis capital loss carryforwards of $66,376, in the aggregate. Capital loss carryforwards in the amount of $17,824, $2,029, and $46,523 may be applied to any net taxable gains until their expiration dates in 2001, 2003, and 2004, respectively.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Municipal Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
Tampa, Florida
October 13, 1999

--------------------------------------------------------------------------------

                                TAX INFORMATION
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     Of the dividends paid from net investment income for the year ended August 31, 1999, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

HERITAGE CASH TRUST-MUNICIPAL MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           -   HERITAGE CASH TRUST
                    MONEY MARKET FUND
           -   HERITAGE CAPITAL APPRECIATION TRUST
           -   HERITAGE INCOME-GROWTH TRUST
           -   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
           -   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP GROWTH FUND
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

[HERITAGE LOGO]

Heritage Cash Trust - Municipal Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733

Address Service Requested

HERITAGE FAMILY OF FUNDS (TM)

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
High Yield
Intermediate Government

HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Value Equity

This report is for the information of shareholders of Heritage Cash Trust - Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


16M  8/99  [recycled logo]  Printed on recycled paper